Events after the Reporting Period (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Events after the Reporting Period [Abstract]
Defined benefit obligation related to Germany (mortality assumptions using Heubeck tables version 2005G)		€ 12,090
Expected increase of Defined Benefit Obligation as of new mortality tables from Heubeck AG published July 20, 2018 (lower range)	1.50%
Expected increase of Defined Benefit Obligation as of new mortality tables from Heubeck AG published July 20, 2018 (upper range)	2.50%